Cover	12 Months Ended
Dec. 31, 2021
Document Information [Line Items]
Document Type	6-K
Current Fiscal Year End Date	--12-31
Document Period End Date	Dec. 31, 2021
Entity Registrant Name	BAYTEX ENERGY CORP.
Entity Central Index Key	0001279495
Document Fiscal Year Focus	2021
Document Fiscal Period Focus	FY
Amendment Flag	false